CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Operating expenses
Merchandise costs	¥ (5,735,393)	$ (900,008)	¥ (3,610,434)	¥ (3,176,401)
Fulfillment expenses	(1,062,066)	(166,661)	(666,317)	(658,149)
Selling and marketing expenses	(1,206,649)	(189,350)	(740,542)	(566,792)
General and administrative expenses	(433,629)	(68,046)	(177,542)	(140,874)
Technology and content expenses	(264,560)	(41,515)	(151,536)	(142,858)
Total operating expenses	(8,702,297)	(1,365,580)	(5,346,371)	(4,685,074)
Other operating income, net	26,950	4,229	29,395	21,410
Loss from operations	(895,072)	(140,456)	(458,777)	(731,806)
Interest expense	(16,778)	(2,633)	(21,090)	(12,397)
Interest income	8,370	1,313	9,321	7,813
Other income (loss), net	(50,367)	(7,904)	(39,866)	3,581
Loss before income taxes	(953,847)	(149,680)	(510,412)	(732,809)
Income tax benefits	143,863	22,575	47,320	30,120
Share of loss in equity method investments	(6,563)	(1,030)	(7,526)	(2,199)
Net loss	(816,547)	(128,135)	(470,618)	(704,888)
Accretion of convertible redeemable preferred shares	(508,627)	(79,815)	(1,304,498)	(877,999)
Net loss attributable to ordinary shareholders of the Company	¥ (1,325,174)	$ (207,950)	¥ (1,775,116)	¥ (1,582,887)
Net loss per share attributable to ordinary shareholders:
Basic and diluted | (per share)	¥ (13.76)	$ (2.16)	¥ (94.51)	¥ (84.27)
Weighted average number of shares used in calculating net loss per ordinary share
Basic and diluted	96,306,113	96,306,113	18,782,620	18,782,620
Net loss	¥ (816,547)	$ (128,135)	¥ (470,618)	¥ (704,888)
Foreign currency translation adjustments	2,239	351	2,441	(368)
Total comprehensive loss	(814,308)	(127,784)	(468,177)	(705,256)
Accretion of convertible redeemable preferred shares	(508,627)	(79,815)	(1,304,498)	(877,999)
Total comprehensive loss attributable to ordinary shareholders	(1,322,935)	(207,599)	(1,772,675)	(1,583,255)
Product
Net revenues
Net revenues	6,654,893	1,044,298	4,244,023	3,730,206
Service
Net revenues
Net revenues	¥ 1,125,382	$ 176,597	¥ 614,176	¥ 201,652